Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest charge on bank borrowings	£ 338	£ 561	£ 286
Interest charge on leases	3	8	22
Foreign exchange loss	0	17	967
Other interest charge	4	3	100
Fair value movement of financial liabilities	5,954	229	0
Total	£ 6,299	£ 818	£ 1,375